Summary of Information About Reported Segments (Details) - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue		$ 2,844,508		$ 1,080,607		$ 9,350,573		$ 3,228,276		$ 4,527,879	$ 4,561,300
Cost of revenue		519,411		338,023		1,679,925		1,049,411		1,422,542	1,444,618
Gross profit		2,325,097		742,584		7,670,648		2,178,865		3,105,337	3,116,682
Expenses
Total operating expenses		6,755,303		3,514,342		21,848,431		11,725,190		16,573,081	12,912,233
Adjusted EBITDA		(4,135,779)		(2,770,858)		(13,336,119)		(9,542,600)
Transaction, PubCo. Expenses and Stock-based compensation		2,361,139		1,480,516		7,703,470		4,760,311
Gross profit		2,325,097		742,584		7,670,648		2,178,865		3,105,337	3,116,682
Total expenses		6,755,303		3,514,342		21,848,431		11,725,190		16,573,081	12,912,233
EBITDA										(13,418,786)	(18,062,391)
Adjusted EBIDTA		(4,430,206)		(2,771,758)		(14,177,783)		(9,546,325)		(13,467,744)	(9,795,551)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue		2,844,508		1,080,607		9,350,573		3,228,276		4,527,879	4,561,300
Cost of revenue		519,411		338,023		1,679,925		1,049,411		1,422,542	1,444,618
Gross profit		2,325,097		742,584		7,670,648		2,178,865		3,105,337	3,116,682
Expenses
People		2,263,002		1,303,100		6,222,683		3,879,525		6,227,130	5,809,973
Marketing and advertising		540,548		427,651		2,126,243		1,357,397		1,592,105	941,737
Technology		807,510		153,297		2,459,965		583,722		974,204	628,998
Other segment expenses		488,677	[1]	148,878	[2]	2,494,406	[1]	1,140,510	[2]		7,679,506	[3]
Total operating expenses		4,099,737		2,032,926		13,303,297		6,961,154		9,611,814	15,060,214
Adjusted EBITDA		(1,774,640)		(1,290,342)		(5,632,649)		(4,782,289)		(6,506,477)	(11,943,532)
Transaction, PubCo. Expenses and Stock-based compensation										6,912,309	6,118,859
Gross profit		2,325,097		742,584		7,670,648		2,178,865		3,105,337	3,116,682
Other segment expenses	[4]									818,375
Total expenses		4,099,737		2,032,926		13,303,297		6,961,154		9,611,814	15,060,214
EBITDA										(13,418,786)	$ (18,062,391)
Adjusted EBIDTA		(4,135,779)		(2,770,858)		$ (13,336,119)		(9,542,600)
Operating Segments [Member] | Open Reel [Member]
Expenses
Business acquisition, effective date of acquisition						Dec. 18, 2024					Dec. 18, 2024
Adjusted EBIDTA						$ 0					$ 0
Banzai Operating [Member]
Expenses
Adjusted EBITDA		(3,952,506)		(2,770,858)		(13,631,961)		(9,542,600)
Transaction, PubCo. Expenses and Stock-based compensation		2,328,754		1,480,516		7,350,603		4,760,311
EBITDA										(13,484,311)	(18,062,391)
Banzai Operating [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue		1,143,619		1,080,607		3,314,643		3,228,276		4,305,429	4,561,300
Cost of revenue		377,481		338,023		1,122,552		1,049,411		1,407,564	1,444,618
Gross profit		766,138		742,584		2,192,091		2,178,865		2,897,865	3,116,682
Expenses
People		1,427,945		1,303,100		4,034,874		3,879,525		6,209,488	5,809,973
Marketing and advertising		408,425		427,651		1,658,275		1,357,397		1,587,085	941,737
Technology		215,309		153,297		745,930		583,722		861,775	628,998
Other segment expenses		338,211	[1]	148,878	[2]	2,034,370	[1]	1,140,510	[2]		7,679,506	[3]
Total operating expenses		2,389,890		2,032,926		8,473,449		6,961,154		9,469,867	15,060,214
Adjusted EBITDA		(1,623,752)		(1,290,342)		(6,281,358)		(4,782,289)		(6,572,002)	(11,943,532)
Transaction, PubCo. Expenses and Stock-based compensation										6,912,309	6,118,859
Gross profit		766,138		742,584		2,192,091		2,178,865		2,897,865	3,116,682
Other segment expenses	[4]									811,519
Total expenses		2,389,890		2,032,926		8,473,449		6,961,154		9,469,867	15,060,214
EBITDA										(13,484,311)	(18,062,391)
Adjusted EBIDTA		(3,952,506)		(2,770,858)		(13,631,961)		(9,542,600)
Open Reel [Member]
Expenses
Adjusted EBITDA		(280,534)				(365,821)
Transaction, PubCo. Expenses and Stock-based compensation		32,385				352,867
EBITDA										65,525
Open Reel [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue		1,355,810				4,184,291				222,450		[5]
Cost of revenue		80,425				232,927				14,978		[5]
Gross profit		1,275,385				3,951,364				207,472		[5]
Expenses
People		711,530				1,977,525				17,642		[5]
Marketing and advertising		26,018				83,512				5,020		[5]
Technology		576,169				1,646,430				112,429		[5]
Other segment expenses		209,817	[1]		[2]	256,851	[1]		[2]			[3],[5]
Total operating expenses		1,523,534				3,964,318				141,947		[5]
Adjusted EBITDA		(248,149)				(12,954)				65,525		[5]
Transaction, PubCo. Expenses and Stock-based compensation												[5]
Gross profit		1,275,385				3,951,364				207,472		[5]
Other segment expenses	[4]									6,856
Total expenses		1,523,534				3,964,318				141,947		[5]
EBITDA										$ 65,525		[5]
Adjusted EBIDTA		(280,534)				(365,821)
Vidello Limited [Member]
Expenses
Adjusted EBITDA		97,261				661,663			[6]
Transaction, PubCo. Expenses and Stock-based compensation									[6]
Vidello Limited [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue		345,079				1,851,639			[6]
Cost of revenue		61,505				324,446			[6]
Gross profit		283,574				1,527,193			[6]
Expenses
People		123,527				210,284			[6]
Marketing and advertising		106,105				384,456			[6]
Technology		16,032				67,605			[6]
Other segment expenses		(59,351)	[1]		[2]	203,185	[1]		[2],[6]
Total operating expenses		186,313				865,530			[6]
Adjusted EBITDA		97,261				661,663			[6]
Gross profit		283,574				1,527,193			[6]
Total expenses		186,313				865,530			[6]
Adjusted EBIDTA		$ 97,261				$ 661,663

[1]	Other segment expenses for each reportable segment includes provision for credit losses, foreign currency exchange rate changes, travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, insurance expenses, and expenses related to licenses.
[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, the SEPA commitment fee expense and deferred fee expense, the GEM warrant expense, and the GEM commitment fee expense.
[3]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, SEPA commitment fee and deferred fee expense, GEM warrant expense, and GEM commitment fee expense.
[4]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, insurance expenses, and expenses related to licenses.
[5]	The OpenReel acquisition occurred on December 18, 2024 (refer to Note 5) and therefore is presented at $0 for comparative purposes.
[6]	The OpenReel acquisition occurred on December 18, 2024 and therefore is presented at $0 for comparative purposes. The Vidello acquisition occurred on January 31, 2025 (refer to Note 4) and therefore is presented at $0 for comparative purposes.